Summary of significant accounting policies - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2012 Banco Popular De Puerto Rico [Member]	Mar. 31, 2012 Banco Popular De Puerto Rico [Member]	Mar. 31, 2012 Banco Popular North America [Member]	Dec. 31, 2012 Maximum Member	Dec. 31, 2012 Minimum Member	Dec. 31, 2012 Mortgages	Dec. 31, 2011 Mortgages	Mar. 31, 2011 PUERTO RICO	Dec. 31, 2012 PUERTO RICO	Dec. 31, 2011 PUERTO RICO	Dec. 31, 2010 PUERTO RICO	Mar. 31, 2011 PUERTO RICO Net [Member]	Dec. 31, 2011 PUERTO RICO Net [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]
Significant Accounting Policies [Line Items]
Minimum Ownership Amount To Be Accounted As Equity Method	at least 20% ownership
Maximum Ownership Amount To Be Accounted As Cost Method	less than 20% ownership
Period Of Unpaid Interest Or Principal For Loans Reported As Past Due	unpaid for 30 days or more
Period In Arrears On Payments Of Principal Or Interest For Discontinuation Of Recognition Of Interest Income On Commercial And Construction Loans	90 days or more in arrears
Period Of Past Due Principal And Interest For Charging Off The Impaired Portion Of Secured Loans	not later than 365 days past due
Time Period Past Due For Charging Off Commercial Unsecured Loans	no later than 180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Mortgage Loans	90 days or more in arrears
Time Period Past Due For Charging Off The Impaired Portion Of Mortgage Loans	180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Close End Consumer Loans And Home Equity Lines Of Credit	90 days or more in arrears
Time Period In Arrears For Discontinuing Interest Income Recognition On Lease Financing	90 days or more in arrears
Time Period In Arrears For Charging Off Close End Consumer Loans And Leases	120 days in arrears
Time Period In Arrears For Charging Off Open End Consumer Loans	180 days in arrears
Time Period Past Due For Charging Off Consumer Overdrafts	no later than 60 days past their due date
Period Of Sustained Performance To Discontinue Non Accrual Status	at least six months
Period Of Sustained Performance To Discontinue Non Accrual Status For Loans Providing Quarterly Or Semi Annual Payments	one year
Oustanding Debt Amount For Specific Impariment Of Loan	outstanding debt of $1 million or more
Period Past Due Of Interest Or Principal For Specific Impairment	90 days or more past due
Outstanding Debt Amount And Time Period For General Reserve	below the $1 million threshold and are still 90 days past due
Percent Of Remaining Principal Balance Of Delinquent Loan Repurchase Allowed	100% of the remaining principal balance of the loan
Book Value Of O R E O Appraisals Updated Annually	greater than $1 million
Book Value Of O R E O Appraisals Updated Every Two Years	lower than $1 million
Finite-Lived Intangible Assets, Useful Life							10 years 0 months 0 days	4 years 0 months 0 days
Financing Receivable Allowance For Credit Losses Other Adjustments	$ (34,000)	$ 1,101,000							$ 0	$ 13,807,000	$ 13,800,000
Financing Receivable Allowance For Credit Losses Out Of Period Recovery Adjustment											10,700,000
Income Tax Reconciliation Change In Enacted Tax Rate											103,287,000	0	103,287,000	0
Income Tax Reconciliation Prior Year Income Taxes															53,600,000	53,600,000
Net Impact Revisions			24,800,000
Change Allowance For Loan Losses Change In Methodology			40,500,000
Change Due Environmental Factor Reserves			15,700,000
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10
Loss Sharing Agreement Allocation Percentage				80.00%													80.00%
Change Allowance For Loan Losses Loan Groupings			7,900,000		1,800,000	9,700,000
Look Back Period Recent Trends Previous	6
Look Back Period Recent Trends Current	12
Change Allowance For Loan Losses Look Back Period			28,100,000		24,000,000	4,100,000
Change Allowance For Loan Losses Additional Enhancements			$ 4,500,000		$ 600,000	$ 3,900,000
Trend Factor Base Loss Commercial Construction Legacy	12
Trend Factor Base Loss Consumer Mortgage	6